Receivables, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables, net
Trade receivables	$ 7,750	$ 7,155
Other receivables	764	776
Allowance	(227)	(215)
Total billed receivables, net	8,287	7,716
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,503	3,151
Advance payments consumed	(1,017)	(897)
Total unbilled receivables, net	2,486	2,254
Total receivables, net	10,773	9,970
Contractual retention amounts billed to customers	381	411
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	73.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date (as a percent)	23.00%
Allowance for doubtful accounts
Allowance for Doubtful Accounts Receivable
Balance at January 1	215	312	232
Additions	157	119	195
Deductions	(131)	(216)	(119)
Exchange rate differences	(14)		4
Balance at December 31	$ 227	$ 215	$ 312